United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 99.8%
		Consumer Discretionary – 11.3%
182,400	[1]	DIRECTV Group, Inc., Class A	8,209,824
392,723	[1]	Discovery Communications, Inc.	16,839,962
264,500		Foot Locker, Inc.	6,940,480
263,300	[1]	Hyatt Hotels Corp.	11,221,846
272,300	[1]	Las Vegas Sands Corp.	13,372,653
416,900		Macy's, Inc.	14,045,361
500,100		Mattel, Inc.	15,503,100
188,572		McDonald's Corp.	18,678,057
84,300		Nike, Inc., Class B	8,766,357
		TOTAL	113,577,640
		Consumer Staples – 9.5%
294,300		Altria Group, Inc.	8,358,120
281,900		CVS Caremark Corp.	11,769,325
140,300		Church and Dwight, Inc.	6,365,411
476,400		ConAgra Foods, Inc.	12,705,588
137,400		Kimberly-Clark Corp.	9,832,344
243,258		Nestle S.A.	13,940,097
151,900		Procter & Gamble Co.	9,575,776
171,844		The Coca-Cola Co.	11,604,626
179,400		Wal-Mart Stores, Inc.	11,007,984
		TOTAL	95,159,271
		Energy – 13.5%
239,300	[1]	Alpha Natural Resources, Inc.	4,814,716
166,300	[1]	Cameron International Corp.	8,847,160
176,593		Chevron Corp.	18,203,206
263,028		ConocoPhillips	17,941,140
260,400		Exxon Mobil Corp.	21,805,896
661,400		Marathon Oil Corp.	20,761,346
218,600		National-Oilwell, Inc.	16,172,028
121,200		Paramount Resources Ltd.	4,170,141
171,400		Schlumberger Ltd.	12,884,138
206,900		Transocean Ltd.	9,786,370
		TOTAL	135,386,141
		Financials – 14.9%
510,300		Bank of America Corp.	3,638,439
446,800		Citigroup, Inc.	13,725,696
566,600		Discover Financial Services	15,400,188
96,900		Goldman Sachs Group, Inc.	10,801,443
389,355		J.P. Morgan Chase & Co.	14,522,941
431,800		Marsh & McLennan Cos., Inc.	13,640,562
538,870		MetLife, Inc.	19,038,277
257,200		PNC Financial Services Group	15,154,224
145,500		Simon Property Group, Inc.	19,767,630
250,600		SunTrust Banks, Inc.	5,154,842
653,274		Wells Fargo & Co.	19,082,134
		TOTAL	149,926,376
1

Shares			Value
		Health Care – 12.4%
141,600		Allergan, Inc.	12,448,056
152,700	[1]	Celgene Corp.	11,101,290
113,800	[1]	Centene Corp.	5,143,760
760,000	[1]	Elan Corp. PLC, ADR	10,343,600
86,800	[1]	Express Scripts, Inc., Class A	4,440,688
312,600	[1]	Gilead Sciences, Inc.	15,267,384
228,400		Humana, Inc.	20,332,168
353,200	[1]	Idenix Pharmaceuticals, Inc.	4,729,348
339,500		Merck & Co., Inc.	12,989,270
781,500		Pfizer, Inc.	16,724,100
213,500		UnitedHealth Group, Inc.	11,057,165
		TOTAL	124,576,829
		Industrials – 11.3%
257,500		Danaher Corp.	13,521,325
1,392,619		General Electric Co.	26,055,901
203,807		Honeywell International, Inc.	11,828,958
143,900		Parker-Hannifin Corp.	11,609,852
225,800		Trinity Industries, Inc.	7,103,668
152,920		Union Pacific Corp.	17,480,285
140,100		United Parcel Service, Inc.	10,598,565
202,610		United Technologies Corp.	15,874,494
		TOTAL	114,073,048
		Information Technology – 19.7%
188,540		Accenture PLC	10,810,884
52,400	[1]	Apple, Inc.	23,919,552
195,700	[1]	Broadcom Corp.	6,720,338
853,202	[1]	Brocade Communications Systems, Inc.	4,786,463
955,200		Cisco Systems, Inc.	18,750,576
318,760	[1]	EMC Corp.	8,211,258
470,000		Hewlett-Packard Co.	13,150,600
42,600		IBM Corp.	8,204,760
154,100		KLA-Tencor Corp.	7,879,133
946,531		Microsoft Corp.	27,951,060
718,700	[1]	ON Semiconductor Corp.	6,252,690
491,882		Oracle Corp.	13,871,072
199,900		Qualcomm, Inc.	11,758,118
838,883	[1]	Symantec Corp.	14,420,399
553,700	[1]	Teradyne, Inc.	9,052,995
137,800	[1]	VMware, Inc., Class A	12,577,006
		TOTAL	198,316,904
		Materials – 4.3%
101,981		Cliffs Natural Resources, Inc.	7,368,127
148,600		Du Pont (E.I.) de Nemours & Co.	7,562,254
180,100		Eastman Chemical Co.	9,062,632
218,100		Newmont Mining Corp.	13,408,788
417,800	[1]	Stillwater Mining Co.	5,381,264
		TOTAL	42,783,065
		Telecommunication Services – 0.3%
82,234		Verizon Communications, Inc.	3,096,933
		Utilities – 2.6%
533,400		CMS Energy Corp.	11,644,122
2

Shares			Value
354,900		FirstEnergy Corp.	14,983,878
		TOTAL	26,628,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $890,690,522)	1,003,524,207
		MUTUAL FUND – 0.6%
6,031,818	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	6,031,818
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $896,722,340)[4]	1,009,556,025
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(3,773,795)
		TOTAL NET ASSETS — 100%	$1,005,782,230
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At January 31, 2012, the cost of investments for federal tax purposes was $896,722,340. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $112,833,685. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,606,100 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,772,415.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Includes $16,244,785 of a security transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

4

Federated Kaufmann Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 98.8%
		Consumer Discretionary – 11.4%
542,000		Abercrombie & Fitch Co., Class A	24,899,480
1,185,000		Cia Hering	28,485,577
17,784,000	[1]	Genting Singapore PLC	23,045,610
7,013,675	[1]	L'Occitane International SA	15,464,759
1,015,000	[1]	Las Vegas Sands Corp.	49,846,650
1,868,410	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	20,832,771
1,300,000	[1]	Michael Kors Holdings Ltd.	40,235,000
1,815,249		National CineMedia, Inc.	24,723,691
987,917	[1]	Penn National Gaming, Inc.	40,445,322
22,570,741	[1]	Prada Holding SpA	107,974,481
30,000	[1]	Priceline.com, Inc.	15,884,400
350,000		Ralph Lauren Corp.	53,200,000
2,033,499		Restoque Comercio e Confeccoes de Roupas SA	33,263,165
64,428,376	[1]	Samsonite International SA	102,516,493
955,000	[1]	Shutterfly, Inc.	22,652,600
460,000		Starbucks Corp.	22,047,800
1,938,397	[1,2]	Yoox SpA	21,932,243
		TOTAL	647,450,042
		Consumer Staples – 0.6%
2,577,075		Almacenes Exito SA	35,021,569
		Energy – 1.1%
295,000	[1]	Concho Resources, Inc.	31,464,700
626,847	[1]	Dresser-Rand Group, Inc.	32,113,372
		TOTAL	63,578,072
		Financials – 16.5%
322,129		BlackRock, Inc.	58,627,478
22,815,324	[3]	CETIP SA	351,919,060
13,600,000		Chimera Investment Corp.	41,344,000
1	[1,4,6]	FA Private Equity Fund IV LP	748,484
5,891,587		Fibra Uno Administracion SA	11,689,065
7,674,000		Housing Development Finance Corp. Ltd.	108,634,165
1	[1,4,6]	Infrastructure Fund	0
2,600,000		J.P. Morgan Chase & Co.	96,980,000
2,628,122		LPS Brasil Cons De Imoveis	48,374,773
1,614,587		Multiplan Empreendimentos Imobiliarios SA	36,963,988
23,142,407		PT Bank Central Asia	20,593,911
1	[4,6]	Peachtree Leadscope LLC, Class A and B	0
1	[1,4,6]	Peachtree Leadscope LLC, Class C	3,250,000
3,125,000		Wells Fargo & Co.	91,281,250
1,635,000		Willis Group Holdings PLC	63,552,450
		TOTAL	933,958,624
		Health Care – 22.1%
3,955,876	[1]	Alkermes, Inc.	74,410,028
495,000	[2]	Allergan, Inc.	43,515,450
1,487,712	[1]	Allscripts Healthcare Solutions, Inc.	28,445,053

Shares or Principal Amount			Value
1,000,000	[1,2]	Amarin Corporation PLC., ADR	8,160,000
1	[4,6]	Apollo Investment Fund V	3,719,979
521,378	[1]	Biogen Idec, Inc.	61,480,894
30,711,151	[1]	CFR Pharmaceuticals SA	7,464,759
185,980	[1]	Chindex International, Inc.	1,684,979
625,000	[1,3,4]	Conceptus, Inc.	7,737,500
386,174	[1,3,4,5]	Conceptus, Inc.	4,780,834
714,286	[1,3,4]	Conceptus, Inc.	8,842,861
2,278,165	[1]	Corcept Therapeutics, Inc.	7,814,106
1,582,896	[1]	Corcept Therapeutics, Inc.	5,429,333
500,000	[1,4,6]	Cortek, Inc.	0
3,785,234	[1,2,3]	Cubist Pharmaceuticals, Inc.	154,513,252
1	[4,6]	Denovo Ventures I LP	1,585,044
3,717,624	[1,2,3]	Dexcom, Inc.	40,782,335
126,065	[1,3]	Dexcom, Inc.	1,382,933
15,200,000	[1,3]	Dyax Corp.	24,776,000
430,000	[1]	Edwards Lifesciences Corp.	35,548,100
4,343,617	[1,2,3]	ExamWorks Group, Inc.	47,953,532
2,800,000	[1,2]	Express Scripts, Inc., Class A	143,248,000
893,200	[1]	Gilead Sciences, Inc.	43,623,888
1,791,300	[1,2]	Insulet Corp.	34,876,611
1	[4,6]	Latin Healthcare Fund	328,637
2,600,000	[1,2]	Nektar Therapeutics	16,250,000
1	[4,6]	Peachtree Velquest	337,700
5,246,193	[1,3]	Progenics Pharmaceuticals, Inc.	50,573,300
5,565,478	[1,2,3]	Protalix Biotherapeutics, Inc.	31,611,915
213,251	[1]	Regeneron Pharmaceuticals, Inc.	19,375,986
2,998,043	[1,3]	Repligen Corp.	12,022,152
1,965,000	[1]	Salix Pharmaceuticals Ltd.	94,713,000
3,075,000	[1,2]	Seattle Genetics, Inc.	58,209,750
274	[1,3,6]	Soteira, Inc.	0
358,728	[1]	Threshold Pharmaceuticals, Inc.	473,521
419,600		UnitedHealth Group, Inc.	21,731,084
600,000	[1,2]	Varian Medical Systems, Inc.	39,522,000
4,319,508	[1,2,3]	Vical, Inc.	15,161,473
1,351,192	[1,2]	Vivus, Inc.	16,119,721
2,438,615	[1,2]	Warner Chilcott PLC	41,139,435
712,300	[1]	Watson Pharmaceuticals, Inc.	41,762,149
		TOTAL	1,251,107,294
		Industrials – 19.2%
1,250,000		CLARCOR, Inc.	64,262,500
640,000		Caterpillar, Inc.	69,836,800
694,000	[1]	CoStar Group, Inc.	39,328,980
700,000		Cummins, Inc.	72,800,000
1,300,000		Danaher Corp.	68,263,000
2,300,000		Expeditors International Washington, Inc.	102,695,000
1,000,000	[2]	FedEx Corp.	91,490,000
310,261	[1]	IHS, Inc., Class A	27,762,154
1,150,000	[1]	Kansas City Southern Industries, Inc.	78,936,000

Shares or Principal Amount			Value
87,400		Kuehne & Nagel International AG	10,985,530
642,000		Localiza Rent A Car SA	10,541,999
503,995		MSC Industrial Direct Co.	38,313,700
2,775,000	[1]	Owens Corning, Inc.	93,656,250
500,000		Precision Castparts Corp.	81,840,000
562,450	[1]	RPX Corp.	9,527,903
370,000	[2]	Rockwell Collins, Inc.	21,419,300
1,169,333	[1]	Spirit Airlines, Inc.	19,633,101
600,000	[1]	Teledyne Technologies, Inc.	34,056,000
400,000		Trinity Industries, Inc.	12,584,000
875,000		United Technologies Corp.	68,556,250
1,772,120	[1]	Verisk Analytics, Inc.	71,008,848
		TOTAL	1,087,497,315
		Information Technology – 21.8%
7,000,000	[2]	Amadeus IT Holding SA	119,948,149
382,618	[1]	Apple, Inc.	174,657,465
4,250,000	[1]	Atmel Corp.	41,267,500
1,575,000		Avago Technologies Ltd.	53,455,500
600,000	[1]	Check Point Software Technologies Ltd.	33,774,000
500,000	[1]	Citrix Systems, Inc.	32,605,000
3,118,336	[1]	Comverse Technology, Inc.	19,645,517
635,000	[1]	Cypress Semiconductor Corp.	10,918,825
1,454,621	[1]	EMC Corp.	37,471,037
932,400	[1]	eBay, Inc.	29,463,840
1,059,322	[4,6]	Expand Networks Ltd.	0
761,977	[1,2]	First Solar, Inc.	32,216,388
100,000	[1]	Google, Inc.	58,011,000
1,000,000	[1]	LivePerson, Inc.	12,000,000
535,432	[1,4,5]	Mail.RU Group Ltd., Series 144A, GDR	17,669,256
3,806,875	[1]	Microsemi Corp.	75,299,987
1,514,049	[1]	Moneygram International, Inc.	28,100,749
2,000,000	[1]	NCR Corp.	37,460,000
2,100,000	[1]	NIC, Inc.	26,271,000
3,244,176	[1,2]	NXP Semiconductors NV	68,873,856
1	[4,6]	Peachtree Open Networks	0
2,072,256		Qualcomm, Inc.	121,890,098
615,000	[1]	RADWARE Ltd.	19,360,200
849,173	[1]	RDA Microelectronics, Inc., ADR	11,166,625
1,413,683	[1]	Riverbed Technology, Inc.	33,843,571
1,770,000	[1,2]	STR Holdings, Inc.	18,921,300
3,751,199	[3,4,6]	Sensable Technologies, Inc.	0
2,964,645	[1,3]	TNS, Inc.	54,668,054
310,000	[1,2]	VMware, Inc., Class A	28,293,700
1,200,000		Xerox Corp.	9,300,000
2,883,524	[1,2]	Zynga, Inc.	30,277,002
		TOTAL	1,236,829,619
		Materials – 4.5%
513,279		Allegheny Technologies, Inc.	23,297,734
708,250		BASF SE	54,455,328

Shares or Principal Amount			Value
200,000		Celanese Corp.	9,742,000
1,360,000		Eastman Chemical Co.	68,435,200
46,781,387	[1]	Mongolian Mining Corp.	37,640,820
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	58,740,000
		TOTAL	252,311,082
		Telecommunication Services – 0.9%
2,654,130	[1]	TW Telecom, Inc.	53,480,720
		Utilities – 0.7%
561,000		ITC Holdings Corp.	41,351,310
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,334,541,722)	5,602,585,647
		WARRANTS – 0.2%
		Health Care – 0.2%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	0
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2012	276,337
157,125	[1]	Clinical Data, Inc., 5/25/2012	0
797,358	[1]	Corcept Therapeutics, Inc., 4/21/2013	1,799,318
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	660
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	17,826
2,750,000	[1]	Dynavax Technologies Corp., 4/16/2015	8,341,850
1,042,038	[1]	Favrille, Inc., 11/7/2012	0
1,713,798	[1]	Threshold Pharmaceuticals, Inc., 10/5/2014	899,401
		TOTAL WARRANTS (IDENTIFIED COST $1,055,551)	11,335,392
		Preferred Stocks – 0.0%
		Health Care – 0.0%
446,816	[1,4,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[1,4,6]	Cortex, Inc., Pfd., Series D	0
958,744	[3,6]	Soteira, Inc., Pfd.	0
		TOTAL	0
		Information Technology – 0.0%
679,348	[1,4,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $8,588,631)	0
		Corporate Bonds – 0.5%
		Health Care – 0.5%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	15,141,611
12,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	14,853,041
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,300,000)	29,994,652
		MUTUAL FUND – 11.7%
664,026,000	[3,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSEST VALUE)	664,026,000
		TOTAL INVESTMENTS — 111.2% (IDENTIFIED COST $5,035,511,904)[9]	6,307,941,691
		OTHER ASSETS AND LIABILITIES - NET — (11.2)%[10]	(635,818,180)
		TOTAL NET ASSETS — 100%	$5,672,123,511

At January 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/1/2012	7,130,298 Brazilian Real	$4,069,573	$(11,413)

The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $26,342. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$642,307,357	$664,026,000

3	Affiliated holdings.

Transactions involving affiliated companies during the period ended January 31, 2012, were as follows:

Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2012	Value	Dividend Income
*Alkermes, Inc.	5,818,897	—	1,863,021	3,955,876	$74,410,028	$ —
CETIP SA	21,640,000	1,175,324	—	22,815,324	351,919,060	1,282,513
Conceptus, Inc.	625,000	—	—	625,000	7,737,500	—
Conceptus, Inc.	714,286	—	—	714,286	8,842,861	—
Conceptus, Inc.	386,174	—	—	386,174	4,780,834	—
Cubist Pharmaceuticals, Inc.	4,250,000	—	464,766	3,785,234	154,513,252	—
Dexcom, Inc.	3,717,624	—	—	3,717,624	40,782,335	—
Dexcom, Inc.	126,065	—	—	126,065	1,382,933	—
Dyax Corp.	15,200,000	—	—	15,200,000	24,776,000	—
ExamWorks Group, Inc.	3,000,000	1,343,617	—	4,343,617	47,953,532	—
*Insulet Corp.	1,834,871	—	43,571	1,791,300	34,876,611	—
*Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	14,630,000	—	—	14,630,000	15,141,611	137,156
*Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	12,670,000	—	—	12,670,000	14,853,041	170,253
Progenics Pharmaceuticals, Inc.	5,246,193		—	5,246,193	50,573,300	—
Protalix Biotherapeutics, Inc.	5,400,000	165,478	—	5,565,478	31,611,915	—
Repligen Corp.	2,998,043	—	—	2,998,043	12,022,152	—
*Restoque Comercio e Confeccoes de Roupas SA	3,698,035	—	1,664,536	2,033,499	33,263,165	279,607
Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	0	—
Soteira, Inc.	274	—	—	274	0
Soteira, Inc.	958,744	—	—	958,744	0
TNS, Inc.	2,964,645	—	—	2,964,645	54,668,054	—
Vical, Inc.	7,048,500	987,534	3,716,526	4,319,508	15,161,473	—
TOTAL OF AFFILIATED COMPANIES	116,678,550	3,671,953	7,752,420	112,598,083	$979,269,657	$1,869,529
*	At January 31, 2012, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions involving affiliated holdings during the period ended January 31, 2012, were as follows:

Affiliate	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	511,911,319
Purchases/Additions	725,495,000
Sales/Reductions	573,380,319
Balance of Shares Held 1/31/2012	664,026,000
Value	$664,026,000
Dividend Income	$15,666
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $49,000,295, which represented 0.9% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $22,450,090, which represented 0.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,719,979
Conceptus, Inc.	8/11/2005	$4,500,000	$7,737,500
Conceptus, Inc.	4/10/2001	$5,000,000	$8,842,861
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,888,396	$1,585,044
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$380,354	$748,484
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$328,637
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At January 31, 2012, the cost of investments for federal tax purposes was $5,035,511,904. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,272,429,787. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,482,316,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $209,887,114.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trusteees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,894,331,238	$ —	$9,969,844	$3,904,301,082
International	1,680,615,309[1]	17,669,256	—	1,698,284,565
Preferred Stocks
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	29,994,652	—	29,994,652
Warrants	—	11,335,392	—	11,335,392
Mutual Fund	664,026,000	—	—	664,026,000
TOTAL SECURITIES	$6,238,972,547	$58,999,300	$9,969,844	$6,307,941,691
OTHER FINANCIAL INSTRUMENTS[2]	$(11,413)	$ —	$ —	$(11,413)
1	Includes $649,751,669 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — Domestic Securities	Investments in Preferred Stock — Domestic Securities
Balance as of November 1, 2011	$9,828,281	$0
Change in unrealized appreciation/depreciation	200,253	—
(Sales)	(58,690)	—
Balance as of January 31, 2012	$9,969,844	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2012	$200,253	—

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

Federated Kaufmann Large Cap Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 99.4%
		Consumer Discretionary – 16.5%
446,392	[1]	Central European Media Enterprises Ltd., Class A	3,120,280
106,950		Family Dollar Stores, Inc.	5,967,810
2,328,300	[1]	Genting Singapore PLC	3,017,155
72,800		Kohl's Corp.	3,348,072
154,935	[1]	Las Vegas Sands Corp.	7,608,858
105,667	[1]	Lululemon Athletica, Inc.	6,670,758
329,480	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	3,673,702
1,340,000	[1]	Prada Holding SpA	6,410,326
180,225		Starbucks Corp.	8,638,184
2,415,000	[1]	Sun Art Retail Group, Ltd.	2,939,616
75,900		Target Corp.	3,856,479
		TOTAL	55,251,240
		Energy – 7.1%
167,881		Canadian Natural Resources Ltd.	6,649,767
137,000		Cenovus Energy, Inc.	4,992,280
71,695		Occidental Petroleum Corp.	7,153,010
67,213		Schlumberger Ltd.	5,052,401
		TOTAL	23,847,458
		Financials – 10.3%
40,173		BlackRock, Inc.	7,311,486
151,784		Capital One Financial Corp.	6,944,118
50,942		Goldman Sachs Group, Inc.	5,678,504
205,013		J.P. Morgan Chase & Co.	7,646,985
239,280		Wells Fargo & Co.	6,989,369
		TOTAL	34,570,462
		Health Care – 15.3%
66,856	[1]	Biogen Idec, Inc.	7,883,659
103,593	[1]	Edwards Lifesciences Corp.	8,564,033
153,068	[1]	Express Scripts, Inc., Class A	7,830,959
183,000	[1]	Gilead Sciences, Inc.	8,937,720
59,500		UnitedHealth Group, Inc.	3,081,505
48,600	[1]	Varian Medical Systems, Inc.	3,201,282
337,118	[1]	Warner Chilcott PLC	5,687,181
105,821	[1]	Watson Pharmaceuticals, Inc.	6,204,285
		TOTAL	51,390,624
		Industrials – 14.2%
97,273		Caterpillar, Inc.	10,614,430
144,279		Expeditors International Washington, Inc.	6,442,057
80,188		FedEx Corp.	7,336,400
264,466	[1]	Owens Corning, Inc.	8,925,728
43,775		Precision Castparts Corp.	7,165,092
314,630	[1]	United Continental Holdings, Inc.	7,267,953
		TOTAL	47,751,660
		Information Technology – 29.8%
410,000		Amadeus IT Holding SA	7,025,534
20,780	[1]	Apple, Inc.	9,485,654
104,481	[1]	Citrix Systems, Inc.	6,813,206
1

Shares			Value
298,649	[1]	EMC Corp.	7,693,198
113,504	[1]	eBay, Inc.	3,586,726
11,285	[1]	Google, Inc.	6,546,541
170,844		Intel Corp.	4,513,699
121,329	[1,2,3]	Mail.RU Group Ltd., Series 144A, GDR	4,003,857
14,600		Mastercard, Inc.	5,191,322
178,300		Microsoft Corp.	5,265,199
489,423	[1]	NXP Semiconductors NV	10,390,450
232,174		Oracle Corp.	6,547,307
165,230		Qualcomm, Inc.	9,718,829
61,869		Visa, Inc., Class A	6,226,497
649,700	[1]	Zynga, Inc.	6,821,850
		TOTAL	99,829,869
		Materials – 6.2%
118,200		BASF SE	9,088,062
5,600,000	[1]	Mongolian Mining Corp.	4,505,822
117,882		Syngenta AG, ADR	7,155,437
		TOTAL	20,749,321
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $305,287,620)[4]	333,390,634
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	2,101,808
		TOTAL NET ASSETS — 100%	$335,492,442

At January 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
2/1/2012	56,683 Euro	$74,379	$235

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $59 and $5,302, respectively. This is based on the contracts held as of each month-end throughout the period.

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities-Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $4,003,857, which represented 1.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $4,003,857, which represented 1.2% of total net assets.
4	At January 31, 2012, the cost of investments for federal tax purposes was $305,287,620. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $28,103,014. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,971,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,868,786.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$249,678,765	$ —	$ —	$249,678,765
International	79,708,012[1]	4,003,857	—	83,711,869
TOTAL SECURITIES	$329,386,777	$4,003,857	$ —	$333,390,634
OTHER FINANCIAL INSTRUMENTS[2]	$235	$ —	$ —	$235
1	Includes $34,875,674 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

4

Federated Kaufmann Small Cap Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 100.0%
		Consumer Discretionary – 19.1%
90,706	[1]	ASOS PLC	2,458,475
328,954	[1,2]	Ambow Education Holding Ltd., ADR	2,500,050
900,800	[1]	Arezzo Industria e Comercio SA	15,075,201
1,289,192	[1,2]	Central European Media Enterprises Ltd., Class A	9,011,452
215,700	[1]	Cia Hering	5,185,096
190,707		Ctrip.com International Ltd., ADR	4,777,210
312,000		Dick's Sporting Goods, Inc.	12,857,520
362,918	[1]	Gordmans Stores, Inc.	5,273,199
2,481,053	[1]	International Meal Co. Holdings SA	18,886,221
242,400	[1]	LJ International, Inc.	530,856
328,000	[1,2]	Lululemon Athletica, Inc.	20,706,640
573,327	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	6,392,596
14,591,048		NagaCorp Limited	5,512,588
207,207		National CineMedia, Inc.	2,822,159
415,000	[1]	Orient-Express Hotel Ltd.	3,510,900
154,570	[1]	Penn National Gaming, Inc.	6,328,096
953,124	[1]	Salvatore Ferragamo Italia SpA	15,995,590
5,445,037	[1]	Samsonite International SA	8,663,979
155,000	[1]	Shutterfly, Inc.	3,676,600
51,800	[1,2]	SodaStream International Ltd.	1,978,242
83,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	6,333,882
485,000	[1,2,3]	Universal Travel Group	1,343,450
72,350	[1]	Vera Bradley, Inc.	2,591,577
182,174	[1]	Vitamin Shoppe Industries, Inc.	7,786,117
854,300	[1,2]	Yoox SpA	9,666,088
		TOTAL	179,863,784
		Energy – 1.4%
64,000		Baytex Energy Corporation	3,670,400
56,600	[1]	Dresser-Rand Group, Inc.	2,899,618
1,931,540	[1]	Syntroleum Corp.	1,970,171
100,000	[2]	Vermilion Energy, Inc.	4,587,614
		TOTAL	13,127,803
		Financials – 6.3%
101,500	[1]	Affiliated Managers Group	10,201,765
163,417		BankUnited, Inc.	3,743,883
462,963	[1,2]	China Housing & Land Development, Inc.	578,704
25,493	[1,4,5]	China Housing & Land Development, Inc.	31,866
1,518,524		Fibra Uno Administracion SA	3,012,792
367,730		LPS Brasil Cons De Imoveis	6,768,657
9,354,200		Manappuram Finance Ltd.	10,821,322
230,189	[1,2]	Netspend Holdings, Inc.	2,009,550
93,000		New York Community Bancorp, Inc.	1,180,170
4,251,000	[1]	Popular, Inc.	6,674,070
714,000		Power Finance Corp.	2,475,065
320,800		Summit Hotel Properties, Inc.	2,999,480
779,000	[1]	Walker & Dunlop, Inc.	9,254,520
		TOTAL	59,751,844
1

Shares			Value
		Health Care – 26.9%
370,000	[1,2]	Achillion Pharmaceuticals, Inc.	4,103,300
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,3,5]	Adaltis, Inc.	0
155,800	[1]	Alkermes, Inc.	2,930,598
330,038	[1]	Allscripts Healthcare Solutions, Inc.	6,310,327
765,200	[1,2]	Amarin Corporation PLC, ADR	6,244,032
199,896	[1]	Ardea Biosciences, Inc.	3,636,108
5,461,314	[1]	CFR Pharmaceuticals SA	1,327,446
2,163,806	[1,6]	Catalyst Pharmaceutical Partners, Inc.	2,315,272
3,048,754	[1]	Columbia Laboratories, Inc.	2,564,002
1,172,408	[1]	Conceptus, Inc.	14,514,411
346,120	[1]	Corcept Therapeutics, Inc.	1,187,192
258,865	[1]	Corcept Therapeutics, Inc.	887,907
673,500	[1,2]	Cubist Pharmaceuticals, Inc.	27,492,270
585,985	[1]	Dexcom, Inc.	6,428,256
1,700,370	[1]	Dyax Corp.	2,771,603
16,215,400	[1,6]	Dynavax Technologies Corp.	56,429,592
318,991	[1,2]	Insulet Corp.	6,210,755
556,000	[1,2]	Nektar Therapeutics	3,475,000
1,787,300	[1,6]	Progenics Pharmaceuticals, Inc.	17,229,572
1,874,820	[1,2]	Protalix Biotherapeutics, Inc.	10,648,978
101,800	[1]	Regeneron Pharmaceuticals, Inc.	9,249,548
657,500	[1]	Repligen Corp.	2,636,575
337,983	[1,2]	Sagent Pharmaceuticals, Inc.	7,506,602
187,700	[1]	Salix Pharmaceuticals Ltd.	9,047,140
710,600	[1,2]	Seattle Genetics, Inc.	13,451,658
550,000	[1]	Sequenom, Inc.	2,370,500
576,945	[1]	Threshold Pharmaceuticals, Inc.	761,567
235,700	[1,3]	Valera Pharmaceuticals, Inc.	0
235,700	[1,3]	Valera Pharmaceuticals, Inc.	0
1,190,812	[1,2]	Vical, Inc.	4,179,750
662,310	[1,2]	Vivus, Inc.	7,901,358
515,000	[1]	Warner Chilcott PLC	8,688,050
107,000	[1]	Watson Pharmaceuticals, Inc.	6,273,410
2,500,000	[1,2]	YM Biosciences, Inc.	4,950,000
		TOTAL	253,722,779
		Industrials – 18.0%
488,900	[1,2]	Air Lease Corp.	12,349,614
25,377,821	[1]	Aramex PJSC	12,229,110
285,000	[1]	Atlas Air Worldwide Holdings, Inc.	13,575,975
253,000		CLARCOR, Inc.	13,006,730
259,475		Chicago Bridge & Iron Co., NV	11,048,445
134,600	[1]	CoStar Group, Inc.	7,627,782
52,223	[1]	IHS, Inc., Class A	4,672,914
1,500,000	[1,6]	Innovative Solutions and Support, Inc.	5,850,000
193,200		MSC Industrial Direct Co.	14,687,064
299,893	[1]	Old Dominion Freight Lines, Inc.	12,781,440
499,905	[1]	Owens Corning, Inc.	16,871,794
151,850	[1]	RPX Corp.	2,572,339
3,130,468	[1,2]	Satcon Technology Corp.	1,632,852
2

Shares			Value
233,411	[1]	Teledyne Technologies, Inc.	13,248,408
232,000		Trinity Industries, Inc.	7,298,720
2,384,400	[1,2]	US Airways Group, Inc.	20,124,336
		TOTAL	169,577,523
		Information Technology – 24.8%
231,777	[1,2]	BroadSoft, Inc.	6,461,943
522,731	[1,2]	Camelot Information Systems, Inc., ADR	1,327,737
100,000	[1]	Cavium Networks, Inc.	3,214,000
2,173,800	[1,6]	Cinedigm Digital Cinema Corp.	3,391,128
767,000	[1,6]	Cinedigm Digital Cinema Corp.	1,196,520
411,680	[1]	Commvault Systems, Inc.	19,348,960
570,000	[1,2]	Constant Contact, Inc.	14,238,600
241,991	[1]	Entropic Communications, Inc.	1,413,227
880,900	[1]	Envestnet, Inc.	10,139,159
149,861	[1]	Fabrinet	2,468,211
919,400	[1]	Gilat Satellite Networks	3,723,570
293,348	[1]	hiSoft Technology International Ltd., ADR	3,335,367
291,561	[1]	InterXion Holding NV	4,108,095
257,223	[1,2]	iSoftStone Holdings Ltd., ADR	2,734,280
318,500	[1]	Jive Software, Inc.	4,729,725
114,182	[1]	KVH Industries, Inc.	1,065,318
686,200	[1]	Kenexa Corp.	16,482,524
197,847	[1]	LivePerson, Inc.	2,374,164
155,000	[1]	Mellanox Technologies Ltd.	5,683,850
625,000	[1]	Microsemi Corp.	12,362,500
1,941,900	[1,6]	Mindspeed Technologies, Inc.	12,447,579
190,049	[1]	Moneygram International, Inc.	3,527,309
367,000	[1]	NIC, Inc.	4,591,170
1,155,749	[1]	Nova Measuring Instruments Ltd.	9,927,884
446,600	[1,2]	OCZ Technology Group, Inc.	3,764,838
551,772	[1]	Orbotech Ltd.	5,766,017
339,466	[1]	Parametric Technology Corp.	8,544,359
136,200	[1]	Qlik Technologies, Inc.	3,840,840
477,438	[1]	RADWARE Ltd.	15,029,748
140,361	[1]	RDA Microelectronics, Inc., ADR	1,845,747
417,134	[1]	Riverbed Technology, Inc.	9,986,188
96,600	[1,2]	Rubicon Technology, Inc.	1,046,178
204,500	[1]	STR Holdings, Inc.	2,186,105
247,300	[1,2]	Synchronoss Technologies, Inc.	8,264,766
100,529		Syntel, Inc.	4,716,821
238,100	[1]	TNS, Inc.	4,390,564
120,000	[1]	Tangoe, Inc.	1,740,000
682,527	[1]	Telecity Group PLC	6,958,657
113,499	[1,2]	VistaPrint Ltd.	4,060,994
1,761,800	[1]	WebMediaBrands, Inc.	1,411,202
		TOTAL	233,845,844
		Materials – 2.0%
303,022		Eastman Chemical Co.	15,248,067
8,962,814	[1]	Greatview Aseptic Packaging Company Ltd.	3,282,193
		TOTAL	18,530,260
3

Shares			Value
		Telecommunication Services – 1.1%
250,000	[1]	Cogent Communications Group, Inc.	3,810,000
321,000	[1]	TW Telecom, Inc.	6,468,150
		TOTAL	10,278,150
		Utilities – 0.4%
54,500		ITC Holdings Corp.	4,017,195
		TOTAL COMMON STOCKS (IDENTIFIED COST $788,122,786)	942,715,182
		WARRANTS – 0.2%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc., Warrants	0
		Energy – 0.0%
966,936	[1]	Syntroleum Corp., Warrants	379,909
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc., Warrants	1
		Health Care – 0.2%
224,540	[1,3,5]	Adaltis, Inc., Warrants	0
20,850	[1]	Clinical Data, Inc., Warrants	0
121,142	[1]	Corcept Therapeutics, Inc., Warrants	273,369
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	0
446,014	[1,6]	Dynavax Technologies Corp., Warrants	1,352,939
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	135,235
		TOTAL	1,761,543
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	2,141,453
		MUTUAL FUND – 12.8%
120,593,000	[6,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	120,593,000
		TOTAL INVESTMENTS — 113.0% (IDENTIFIED COST $908,890,817)[9]	1,065,449,635
		OTHER ASSETS AND LIABILITIES - NET — (13.0)%[10]	(122,374,967)
		TOTAL NET ASSETS — 100%	$943,074,668

The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $203. This is based on amounts held as of each month-end throughout the period.

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$114,649,150	$120,593,000
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $31,866, which represented 0.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2012, these liquid restricted securities amounted to $31,866, which represented 0.0% of total net assets.
6	Affiliated holdings.

4

Transactions involving affiliated companies during the period ended January 31, 2012, were as follows:

Affiliates	Balance of Shares Held 10/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2012	Value
Catalyst Pharmaceutical Partners, Inc.	2,163,806	—	—	2,163,806	$2,315,272
Cinedigm Digital Cinema Corp.	2,173,800	—	—	2,173,800	3,391,128
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	1,196,520
Dynavax Technologies Corp.	13,905,776	2,309,624	—	16,215,400	56,429,592
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	1,352,939
Innovative Solutions and Support, Inc.	1,652,379	—	152,379	1,500,000	5,850,000
Mindspeed Technologies, Inc.	1,941,900	—	—	1,941,900	12,447,579
Progenics Pharmaceuticals, Inc.	1,787,300	—	—	1,787,300	17,229,572
TOTAL OF AFFILIATED COMPANIES	24,837,975	2,309,624	152,379	26,995,220	$100,212,602

Transactions involving affiliated holdings during the period ended January 31, 2012, were as follows:

Affiliate	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2011	$114,511,100
Purchases/Additions	132,170,682
Sales/Reductions	126,088,782
Balance of Shares Held 1/31/2012	120,593,000
Value	$120,593,000
Dividend Income	$49
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At January 31, 2012, the cost of investments for federal tax purposes was $908,890,817. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $156,558,818. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $260,160,480 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,601,662.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

5

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$674,936,667	$ —	$ —	$674,936,667
International	266,435,065[1]	—	1,343,450	267,778,515
Warrants	—	2,141,453	—	2,141,453
Mutual Fund	120,593,000	—	—	120,593,000
TOTAL SECURITIES	$1,061,964,732	$2,141,453	$1,343,450	$1,065,449,635
1	Includes $84,707,601 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

6

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of October 31, 2011	$1,343,450
Change in unrealized appreciation (depreciation)	—
Balance as of January 31, 2012	$1,343,450
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2012.	$ —

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

7

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 99.5%
		Consumer Discretionary – 21.1%
38,300		Abercrombie & Fitch Co., Class A	1,759,502
88,475	[1,2]	Ascena Retail Group, Inc.	3,129,361
5,200	[1]	AutoZone, Inc.	1,808,976
39,100	[1]	Bed Bath & Beyond, Inc.	2,373,370
4,700	[1]	Chipotle Mexican Grill, Inc.	1,726,263
30,200		Coach, Inc.	2,115,510
70,703	[1]	Discovery Communications, Inc.	3,031,745
50,450		Expedia, Inc.	1,633,067
34,900	[1]	Genesco, Inc.	2,131,343
56,700	[1]	Hyatt Hotels Corp.	2,416,554
131,300		International Game Technology	2,091,609
189,700	[2]	KB HOME	1,711,094
52,200		Kohl's Corp.	2,400,678
103,000		Leggett and Platt, Inc.	2,210,380
37,244	[1]	Liberty Media Corp.	3,069,278
85,500		Macy's, Inc.	2,880,495
232,400	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	2,591,260
53,000		Nordstrom, Inc.	2,617,140
719,179		PDG Realty SA	2,914,256
20,100	[1]	Panera Bread Co.	2,979,825
62,900		Penney (J.C.) Co., Inc.	2,613,495
39,200		Ross Stores, Inc.	1,992,144
80,100		Royal Caribbean Cruises Ltd.	2,177,118
64,201		Scripps Networks Interactive	2,783,755
69,700	[1]	TRW Automotive Holdings Corp.	2,615,144
40,300		Tupperware Brands Corp.	2,532,452
		TOTAL	62,305,814
		Consumer Staples – 5.3%
48,100		Bunge Ltd.	2,754,687
32,600		Church and Dwight, Inc.	1,479,062
66,100		ConAgra Foods, Inc.	1,762,887
53,400		Corn Products International, Inc.	2,963,166
48,800		Estee Lauder Cos., Inc., Class A	2,826,984
37,400		Herbalife Ltd.	2,164,712
44,500		Reynolds American, Inc.	1,745,735
		TOTAL	15,697,233
		Energy – 10.0%
55,800	[1]	Cameron International Corp.	2,968,560
109,000	[1]	Denbury Resources, Inc.	2,055,740
60,400	[1]	Dresser-Rand Group, Inc.	3,094,292
65,100	[1]	FMC Technologies, Inc.	3,327,261
136,700	[1]	McDermott International, Inc.	1,662,272
102,000	[1]	Nabors Industries Ltd.	1,899,240
47,100		Oceaneering International, Inc.	2,288,589
140,700		Paramount Resources Ltd.	4,841,079
73,100		Peabody Energy Corp.	2,491,979
35,300		Tidewater, Inc.	1,900,905
1

Shares			Value
63,200		Transocean Ltd.	2,989,360
		TOTAL	29,519,277
		Financials – 4.8%
67,200		Capital One Financial Corp.	3,074,400
105,400		Discover Financial Services	2,864,772
385,100		Janus Capital Group, Inc.	3,030,737
336,900		KeyCorp	2,617,713
98,700		Waddell & Reed Financial, Inc., Class A	2,709,315
		TOTAL	14,296,937
		Health Care – 14.3%
55,400	[1]	Agilent Technologies, Inc.	2,352,838
22,200	[1]	Alexion Pharmaceuticals, Inc.	1,704,072
33,500		Allergan, Inc.	2,944,985
37,600	[1]	Amerigroup Corp.	2,557,176
174,600	[1]	Ariad Pharmaceuticals, Inc.	2,575,350
89,200	[1]	Arthrocare Corp.	2,757,172
106,300	[1]	Centene Corp.	4,804,760
29,900	[1]	Covance, Inc.	1,309,919
218,300	[1]	Elan Corp. PLC, ADR	2,971,063
57,600	[1,2]	Express Scripts, Inc., Class A	2,946,816
49,500		Humana, Inc.	4,406,490
406,700	[1]	Idenix Pharmaceuticals, Inc.	5,445,713
16,200	[1]	Laboratory Corp. of America Holdings	1,480,518
61,500	[1]	Mylan Laboratories, Inc.	1,276,125
145,100	[1]	Vical, Inc.	509,301
37,200	[1]	Wellcare Health Plans, Inc.	2,223,072
		TOTAL	42,265,370
		Industrials – 15.3%
53,400	[1]	Clean Harbors, Inc.	3,388,230
116,500	[1]	Corrections Corp. of America	2,741,245
59,400		Crane Co.	2,851,200
99,900		Curtiss Wright Corp.	3,732,264
59,200		Danaher Corp.	3,108,592
51,100	[1]	Esterline Technologies Corp.	3,124,765
48,000		Expeditors International Washington, Inc.	2,143,200
42,000	[1]	Genesee & Wyoming, Inc., Class A	2,608,200
75,600	[1]	Geo Group, Inc.	1,329,048
43,500		Heico Corp.	2,418,600
32,700		IDEX Corp.	1,325,004
82,700		Newalta, Inc.	1,151,383
49,100		Pall Corp.	2,930,288
36,800		Parker-Hannifin Corp.	2,969,024
33,100		Roper Industries, Inc.	3,091,209
37,400	[1]	Thomas & Betts Corp.	2,669,986
70,100		Trinity Industries, Inc.	2,205,346
45,300		Waste Connections, Inc.	1,463,643
		TOTAL	45,251,227
		Information Technology – 19.3%
29,146	[1]	Acme Packet, Inc.	851,938
20,000	[1,2]	Alliance Data Systems Corp.	2,216,000
52,600		Altera Corp.	2,092,954
2

Shares			Value
4,700	[1]	Apple, Inc.	2,145,456
44,300	[1]	Broadcom Corp.	1,521,262
528,907	[1]	Brocade Communications Systems, Inc.	2,967,168
25,900	[1]	Cognizant Technology Solutions Corp.	1,858,325
17,300	[1]	F5 Networks, Inc.	2,071,502
24,304		IAC Interactive Corp.	1,046,773
46,700		Intuit, Inc.	2,635,748
55,300		KLA-Tencor Corp.	2,827,489
64,900	[1]	MICROS Systems Corp.	3,226,179
95,700		MKS Instruments, Inc.	2,885,355
196,300	[1]	Marvell Technology Group Ltd.	3,048,539
32,742		Motorola, Inc.	1,519,556
173,600	[1]	NVIDIA Corp.	2,564,072
43,200	[1]	NetApp, Inc.	1,630,368
21,400	[1]	SINA.com	1,503,778
54,000	[1]	Sandisk Corp.	2,477,520
191,600	[1]	Symantec Corp.	3,293,604
210,200	[1]	Teradyne, Inc.	3,436,770
26,300	[1]	VMware, Inc., Class A	2,400,401
86,600	[1]	Verifone Systems, Inc.	3,697,820
87,800	[1]	Western Digital Corp.	3,191,530
		TOTAL	57,110,107
		Materials – 8.5%
69,900		Ball Corp.	2,744,274
41,200		Cabot Corp.	1,491,440
31,064		Cliffs Natural Resources, Inc.	2,244,374
68,300		Eastman Chemical Co.	3,436,856
12,400		Newmarket Corp.	2,680,756
30,000		Silgan Holdings, Inc.	1,246,800
322,500	[1]	Stillwater Mining Co.	4,153,800
34,700		Walter Industries, Inc.	2,398,811
39,600		Westlake Chemical Corp.	2,314,620
142,700		Yamana Gold, Inc.	2,464,429
		TOTAL	25,176,160
		Telecommunication Services – 0.9%
306,800	[1,2]	Leap Wireless International, Inc.	2,626,208
		TOTAL COMMON STOCKS (IDENTIFIED COST $257,999,224)	294,248,333
		MUTUAL FUND – 3.7%
11,170,000	[3,4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	11,170,000
		TOTAL INVESTMENTS — 103.2% (IDENTIFIED COST $269,169,224)[6]	305,418,333
		OTHER ASSETS AND LIABILITIES - NET — (3.2)%[7]	(9,589,959)
		TOTAL NET ASSETS — 100%	$295,828,374

3

At January 31, 2012, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
2/1/2012	85,617 Canadian Dollar	$85,446	$(60)
2/2/2012	205,502 Canadian Dollar	$205,255	$(307)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(367)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $92, respectively. This is based on the contracts held as of each month-end throughout the period.

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$10,739,766	$11,170,000
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	At January 31, 2012, the cost of investments for federal tax purposes was $269,169,224. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $36,249,109. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,061,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,812,582.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

4

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

5

Federated Market Opportunity Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS – 39.8%
		Aerospace & Defense – 1.4%
48,000		Cubic Corp.	$2,219,520
55,500	[1]	Transdigm Group, Inc.	5,801,415
		TOTAL	8,020,935
		Beverages – 0.7%
65,000		PepsiCo, Inc.	4,268,550
		Biotechnology – 1.1%
58,000		Amgen, Inc.	3,938,780
48,000	[1]	Gilead Sciences, Inc.	2,344,320
		TOTAL	6,283,100
		Chemicals – 3.0%
35,000		Agrium, Inc.	2,809,100
70,000		Albemarle Corp.	4,501,700
22,000		CF Industries Holdings, Inc.	3,902,360
63,000		Praxair, Inc.	6,690,600
		TOTAL	17,903,760
		Communications Equipment – 1.0%
96,000		Qualcomm, Inc.	5,646,720
		Construction & Engineering – 0.8%
200,000		Chiyoda Corp.	2,332,721
85,000	[1]	JGC Corp.	2,340,790
		TOTAL	4,673,511
		Distributors – 1.0%
189,000	[1]	LKQ Corp.	6,161,400
		Diversified Telecommunication Services – 1.3%
130,000		AT&T, Inc.	3,823,300
1,080,000	[1]	Telstra Corp. Ltd.	3,818,118
		TOTAL	7,641,418
		Electric Utilities – 0.4%
49,000		Southern Co.	2,232,440
		Electronic Equipment Instruments & Components – 1.7%
22,300	[1]	Apple, Inc.	10,179,504
		Energy Equipment & Services – 4.3%
152,000		Halliburton Co.	5,590,560
200,000	[1]	Nabors Industries Ltd.	3,724,000
100,000		Noble Corp.	3,484,000
87,000		Oceaneering International, Inc.	4,227,330
131,000	[1]	Superior Energy Services, Inc.	3,734,810
90,000	[1]	Transocean, Ltd.	4,257,000
15,000	[1]	Unit Corp.	678,750
		TOTAL	25,696,450
		Food & Staples Retailing – 0.8%
121,000		CVS Caremark Corp.	5,051,750
		Gas Utilities – 0.2%
320,000	[1]	Tokyo Gas Co. Ltd.	1,477,828
1

Principal Amount or Shares			Value in U.S. Dollars
		Health Care Providers & Services – 2.8%
85,000	[1]	Centene Corp.	3,842,000
92,000	[1]	Express Scripts, Inc., Class A	4,706,720
126,000	[1]	Medco Health Solutions, Inc.	7,814,520
		TOTAL	16,363,240
		Internet Software & Services – 1.7%
9,500	[1]	Google Inc.	5,511,045
351,000	[1]	NIC, Inc.	4,391,010
		TOTAL	9,902,055
		IT Services – 2.0%
153,000	[1]	Amdocs Ltd.	4,504,320
188,000	[1]	Booz Allen Hamilton Holding Corp.	3,308,800
148,000	[1]	Cardtronics, Inc.	3,781,400
		TOTAL	11,594,520
		Leisure Equipment & Products – 0.7%
109,000		Brunswick Corp.	2,326,060
15,000	[1]	Sankyo Co. Ltd.	733,075
58,000	[1]	Sega Sammy Holdings, Inc.	1,255,576
		TOTAL	4,314,711
		Media – 0.5%
45,000		Cinemark Holdings, Inc.	887,400
190,000		Regal Entertainment Group	2,365,500
		TOTAL	3,252,900
		Metals & Mining – 1.5%
11,865		Agnico Eagle Mines Ltd.	444,183
5,000	[1]	Allied Nevada Gold Corp.	179,615
150,000	[1]	Ampella Mining Ltd.	222,946
21,575		Barisan Gold Corp.	9,683
450,000	[1]	Centamin PLC	668,694
4,000	[1]	Detour Gold Corp.	111,778
140,000	[1]	Fortuna Silver Mines, Inc.	938,267
50,000		IAMGOLD Corp.	834,247
40,000	[1]	Imperial Metals Corp.	621,921
75,000	[1]	Kaminak Gold Corp.	163,808
184,500	[1]	Mansfield Minerals, Inc.	231,844
50,000	[1]	Mountain Province Diamonds, Inc.	224,893
74,000	[1]	Osisko Mining Corp.	882,657
250,000	[1]	Perseus Mining Ltd.	761,734
170,000	[1]	Rockgate Capital Corp.	228,882
17,000		Royal Gold, Inc.	1,294,380
58,000		Yamana Gold, Inc.	1,001,660
		TOTAL	8,821,192
		Multiline Retail – 1.0%
158,000	[1]	Big Lots, Inc.	6,239,420
		Multi-Utilities – 0.8%
205,000		CMS Energy Corp.	4,475,150
		Oil Gas & Consumable Fuels – 2.8%
94,000	[1]	Bankers Petroleum Ltd.	502,483
100,000	[1]	BNK Petroleum, Inc.	177,521
40,000		Devon Energy Corp.	2,552,400
2

Principal Amount or Shares			Value in U.S. Dollars
1,300,000	[1]	Paladin Energy Ltd.	2,539,467
100,000	[1]	Tesoro Petroleum Corp.	2,503,000
60,000	[1]	Total SA	3,171,092
220,000		Valero Energy Corp.	5,277,800
		TOTAL	16,723,763
		Pharmaceuticals – 1.2%
105,000	[1]	Mylan Laboratories, Inc.	2,178,750
120,000		Pfizer, Inc.	2,568,000
40,000	[1]	Watson Pharmaceuticals, Inc.	2,345,200
		TOTAL	7,091,950
		Professional Services – 0.8%
112,000	[1]	FTI Consulting, Inc.	4,795,840
		Road & Rail – 1.1%
57,000		Union Pacific Corp.	6,515,670
		Semiconductors & Semiconductor Equipment – 0.9%
440,000		Applied Materials, Inc.	5,403,200
		Software – 0.4%
150,000	[1]	Symantec Corp.	2,578,500
		Specialty Retail – 1.6%
80,000		Ross Stores, Inc.	4,065,600
79,000		TJX Cos., Inc.	5,383,060
		TOTAL	9,448,660
		Textiles Apparel & Luxury Goods – 0.8%
60,000	[1]	Deckers Outdoor Corp.	4,851,000
		Tobacco – 1.3%
115,000		Altria Group, Inc.	3,266,000
39,500		Lorillard, Inc.	4,241,905
		TOTAL	7,507,905
		Wireless Telecommunication Services – 0.2%
800	[1]	NTT DoCoMo, Inc.	1,421,149
		TOTAL COMMON STOCKS (IDENTIFIED COST $216,009,606)	236,538,191
		U.S. TREASURY – 45.5%
$110,000,000	[2]	United States Treasury Bill, 0.01%, 2/16/2012	109,998,284
40,000,000	[2,3]	United States Treasury Bill, 0.005%, 2/9/2012	39,999,688
120,000,000	[2]	United States Treasury Bill, 0.005%, 3/22/2012	119,991,672
		TOTAL U.S. TREASURY (IDENTIFIED COST $269,998,645)	269,989,644
		INVESTMENT FUND – 6.8%
388,678		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $38,867,842)	40,095,406
		EXCHANGE-TRADED FUNDS – 3.5%
400,000	[1]	PowerShares DB Agriculture Fund	11,600,000
600,000	[1]	Sprott Physical Gold Trust	9,078,000
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $20,353,841)	20,678,000
		PURCHASED PUT OPTIONS – 0.0%
2,000		SPDR S&P 500 ETF Trust, Strike Price $110, Expiration Date 3/17/2012	54,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $112, Expiration Date 2/18/2012	11,000
2,000		SPDR S&P 500 ETF Trust, Strike Price $115, Expiration Date 3/17/2012	92,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $922,126)	157,000
3

Principal Amount or Shares			Value in U.S. Dollars
		MUTUAL FUND – 5.9%
35,085,859	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	35,085,859
		TOTAL INVESTMENTS — 101.5% (IDENTIFIED COST $581,237,919)[6]	602,544,100
		OTHER ASSETS AND LIABILITIES — NET — (1.5)%[7]	(8,847,840)
		TOTAL NET ASSETS — 100%	$593,696,260

At January 31, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	400	$130,820,000	March 2012	$(7,611,600)

The average notional amount of futures contracts held by the Fund throughout the period was $157,618,500. This is based on amounts held as of each month-end throughout the fiscal period.

At January 31, 2012, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
2/10/2012	847,500,000 JPY	$10,952,442	$11,120,271	$(167,829)
3/30/2012	4,500,000 AUD	$4,705,425	$4,746,419	$(40,994)
4/20/2012	2,400,000 EUR	$3,086,784	$3,140,169	$(53,385)
4/20/2012	5,500,000 CAD	$5,441,235	$5,475,162	$(33,927)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(296,135)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $193,798 and $376,456, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At January 31, 2012, the cost of investments for federal tax purposes was $581,237,919. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, foreign currency commitments and futures contracts was $21,306,181. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,374,775 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,068,594.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
4

  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$190,463,139	$ —	$ —	$190,463,139
International	46,075,052[1]	—	—	46,075,052
Debt Securities:
U.S. Treasury	—	269,989,644	—	269,989,644
Investment Fund	40,095,406	—	—	40,095,406
Exchange-Traded Funds	20,678,000	—	—	20,678,000
Purchased Put Options	157,000	—	—	157,000
Mutual Fund	35,085,859	—	—	35,085,859
TOTAL SECURITIES	$332,554,456	$269,989,644	$ —	$602,544,100
OTHER FINANCIAL INSTRUMENTS[2]	$(7,611,600)	$(296,135)	$ —	$(7,907,735)
1	Includes $14,586,608 of securities transferred from Level 2 to Level 1 because the Adviser determined that these securities more appropriately meets the definition of Level 1. Transfer shown represents the value of the securities at the beginning of the period. Also includes $8,187 of a security transferred from Level 3 to Level 1 because the security's value was determined using quoted prices.
2	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities — International
Balance as of November 1, 2011	$8,187
Change in unrealized appreciation (depreciation)	1,496
Transfers out of Level 3	(9,683)
Balance as of January 31, 2012	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2012	$ —

The following acronyms are used throughout this portfolio:

AUD	— Australian Dollar
CAD	— Canadian Dollars
ETF	— Exchange Traded Fund
EUR	— Euro
JPY	— Japanese Yen
SPDRs	— Standard & Poor's Depository Receipts

6

Federated Strategic Value Dividend Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares		Value
	COMMON STOCKS – 98.5%
	Consumer Discretionary – 1.7%
969,625	McDonald's Corp.	96,041,357
	Consumer Staples – 28.2%
7,449,385	Altria Group, Inc.	211,562,534
3,398,100	Avon Products, Inc.	60,384,237
1,716,100	General Mills, Inc.	68,352,263
2,546,170	H.J. Heinz Co.	132,018,914
2,691,500	Kellogg Co.	133,283,080
2,643,225	Kimberly-Clark Corp.	189,149,181
417,760	Lorillard, Inc.	44,863,246
1,485,700	PepsiCo, Inc.	97,565,919
2,261,785	Philip Morris International, Inc.	169,113,664
2,427,770	Procter & Gamble Co.	153,046,621
3,810,262	Reynolds American, Inc.	149,476,578
413,175	The Coca-Cola Co.	27,901,708
4,656,102	Unilever PLC	150,116,841
	TOTAL	1,586,834,786
	Energy – 11.1%
481,980	Chevron Corp.	49,682,498
2,227,055	ConocoPhillips	151,907,422
5,583,755	Royal Dutch Shell PLC, Class B	203,122,267
4,111,040	Total S.A.	217,275,635
	TOTAL	621,987,822
	Financials – 1.1%
951,000	Cincinnati Financial Corp.	31,078,680
2,513,200	New York Community Bancorp, Inc.	31,892,508
	TOTAL	62,971,188
	Health Care – 22.7%
2,999,000	Abbott Laboratories	162,395,850
5,119,600	AstraZeneca PLC	246,420,855
4,956,815	Bristol-Myers Squibb Co.	159,807,715
5,437,315	Eli Lilly & Co.	216,078,898
9,294,873	GlaxoSmithKline PLC	206,520,836
2,846,715	Johnson & Johnson	187,626,986
2,500,510	Merck & Co., Inc.	95,669,513
	TOTAL	1,274,520,653
	Telecommunication Services – 20.3%
7,995,145	AT&T, Inc.	235,137,214
2,485,910	BCE, Inc.	101,350,355
5,165,630	CenturyLink, Inc.	191,283,279
5,326,198	Telefonica SA	92,869,193
5,921,455	Verizon Communications, Inc.	223,001,995
84,268,874	Vodafone Group PLC	226,806,950
5,761,785	Windstream Corp.	69,544,745
	TOTAL	1,139,993,731
	Utilities – 13.4%
466,895	Dominion Resources, Inc.	23,363,426
9,315,600	Duke Energy Corp.	198,515,436
1

Shares			Value
21,568,499		National Grid PLC	214,801,990
3,779,000		PPL Corp.	105,018,410
2,700,000		Pepco Holdings, Inc.	53,082,000
3,548,528		Southern Co.	161,670,936
		TOTAL	756,452,198
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,201,390,342)	5,538,801,735
		MUTUAL FUND – 0.7%
40,623,223	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	40,623,223
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $5,242,013,565)[3]	5,579,424,958
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[4]	42,678,365
		TOTAL NET ASSETS — 100%	$5,622,103,323

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $3,427, respectively. This is based on the contracts held as of each month-end throughout the period.

1	Affiliated holding.
2	7-Day net yield.
3	At January 31, 2012, the cost of investments for federal tax purposes was $5,242,013,565. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $337,411,393. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $409,067,789 and net unrealized depreciation from investments for those securities having an excess of cost over value of $71,656,396.
4	Assets, other than investments in securities, less liabilities.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. Includes $1,209,608,408 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012